Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Amendment Flag	false